Customer accounts and amounts due to banks	12 Months Ended
Dec. 31, 2022
Customer accounts and amounts due to banks
Customer accounts and amounts due to banks
21.	Customer accounts and amounts due to banks

As of December 31, 2022 and 2021, customer accounts and amounts due to banks consisted of the following:

	As of	As of
	December 31,	December 31,
	2021	2022
Legal entities’ current/demand accounts	5,197	8,829
Correspondent accounts of other banks	1,523	2,335
Individuals’ current/demand accounts	81	39
Term deposits	834	—
Total customer accounts and amounts due to banks	7,635	11,203
Including long-term deposits	—	—

Customer accounts and сorrespondent accounts of other banks bear interest of up to 7% (2021 - 6%).